RETIREMENT AND POSTRETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2016
RETIREMENT AND POSTRETIREMENT BENEFITS
Schedule of effective dates of the most recent actuarial valuations and the next required actuarial valuations for basic plans

	Effective Date of Most Recently	Effective Date of Next Required
	Filed Actuarial Valuation	Actuarial Valuation
Canadian Plans
Liquids Pipelines	December 31, 2015	December 31, 2016
Gas Distribution	December 31, 2013	December 31, 2016
United States Plan	January 1, 2016	January 1, 2017

Schedule of changes in the benefit obligation, the fair value of plan assets and the recorded assets and liability

	Pension		OPEB
December 31,	2016	2015	2016	2015
(millions of Canadian dollars)
Change in accrued benefit obligation
Benefit obligation at beginning of year	2,551	2,470	308	276
Service cost	155	167	8	8
Interest cost	89	98	11	11
Employees’ contributions	-	-	1	1
Actuarial (gains)/loss	112	(172)	12	9
Benefits paid	(108)	(90)	(12)	(12)
Effect of foreign exchange rate changes	(14)	79	(4)	21
Other	(7)	(1)	(12)	(6)

Benefit obligation at end of year	2,778	2,551	312	308

Change in plan assets
Fair value of plan assets at beginning of year	2,229	2,062	115	99
Actual return on plan assets	168	88	5	(2)
Employer’s contributions	102	116	9	10
Employees’ contributions	-	-	1	1
Benefits paid	(108)	(90)	(12)	(12)
Effect of foreign exchange rate changes	(10)	54	(3)	19
Other	(1)	(1)	-	-

Fair value of plan assets at end of year1	2,380	2,229	115	115

Underfunded status at end of year	(398)	(322)	(197)	(193)

Presented as follows:
Deferred amounts and other assets	5	6	4	2
Accounts payable and other	-	-	(7)	(6)
Other long-term liabilities (Note 18)	(403)	(328)	(194)	(189)

	(398)	(322)	(197)	(193)

1

Assets of $44 million (2015 - $40 million) are held by the Company in trust accounts that back non-registered supplemental pension plans benefitting United States plan participants. Due to United States tax regulations, these assets are not restricted from creditors, and therefore the Company is unable to include these balances in plan assets for accounting purposes. However, these assets are committed for the future settlement of non-registered supplemental pension plan obligations included in the underfunded status as at the end of the year.

Schedule of weighted average assumptions made in the measurement of the projected benefit obligations of the pension plans and OPEB
	Pension			OPEB
Year ended December 31,	2016	2015	2014	2016	2015	2014
Discount rate	4.0%	4.2%	4.0%	4.0%	4.2%	3.9%
Average rate of salary increases	3.6%	3.6%	4.0%

Schedule of net benefit costs recognized

	Pension			OPEB
Year ended December 31,	2016	2015	2014	2016	2015	2014
(millions of Canadian dollars)
Benefits earned during the year	155	167	108	8	8	8
Interest cost on projected benefit obligations	89	98	93	11	11	12
Expected return on plan assets	(148)	(142)	(123)	(6)	(6)	(5)
Amortization of prior service credits	-	-	-	(1)	-	-
Amortization of actuarial loss	35	49	28	1	1	-

Net defined benefit costs on an accrual basis	131	172	106	13	14	15
Defined contribution benefit costs	3	4	4	-	-	-

Net benefit cost recognized in Earnings	134	176	110	13	14	15
Amount recognized in OCI:
Net actuarial (gains)/loss1	24	(107)	232	12	16	15
Net prior service credit2	-	-	-	(12)	(6)	-

Total amount recognized in OCI	24	(107)	232	-	10	15

Total amount recognized in Comprehensive income	158	69	342	13	24	30

1

Unamortized actuarial losses included in AOCI, before tax, were $425 million (2015 - $404 million) relating to the pension plans and $54 million (2015 - $44 million) relating to OPEB at December 31, 2016.

2	Unamortized prior service credits included in AOCI, before tax, were $13 million (2015 - $1 million) relating to OPEB at December 31, 2016.

Schedule of weighted average assumptions made in the measurement of the cost of the pension plans and OPEB

	Pension			OPEB
Year ended December 31,	2016	2015	2014	2016	2015	2014
Discount rate - service cost	4.1%	4.0%	5.0%	4.2%	3.9%	4.9%
Discount rate - interest cost	4.1%	4.0%	5.0%	4.2%	3.9%	4.9%
Average rate of return on plan assets	6.6%	6.7%	6.7%	6.0%	6.0%	6.0%
Average rate of salary increases	3.6%	4.0%	3.7%

Schedule of assumed rates for medical costs for the next year used to measure the expected cost of benefits

	Medical Cost Trend Rate Assumption for Next Fiscal Year	Ultimate Medical Cost Trend Rate Assumption	Year in which Ultimate Medical Cost Trend Rate Assumption is Achieved
Canadian Plans
Drugs	6.6%	4.5%	2034
Other medical	4.5%	-	-
United States Plan	6.9%	4.5%	2037

Schedule of expected rate of return on plan assets
	Pension		OPEB
Year ended December 31,	2016	2015	2016	2015
Canadian Plans	6.6%	6.7%
United States Plan	7.2%	7.2%	6.0%	6.0%

Schedule of target mix for plan assets and pension financial instruments at fair value

	Canadian Plans
	Liquids Pipelines	Gas Distribution	United States
	Plan	Plan	Plan
Equity securities	62.5%	53.5%	62.5%
Fixed income securities	30.0%	40.0%	30.0%
Other	7.5%	6.5%	7.5%

	2016							2015
December 31,	Level 1	1	Level 2	2	Level 3	3	Total	Level 1	1	Level 2	2	Level 3	3	Total
(millions of Canadian dollars)
Pension
Cash and cash equivalents	47		-		-		47	37		-		-		37
Fixed income securities
Canadian government bonds	137		-		-		137	131		-		-		131
Corporate bonds and debentures	5		3		-		8	5		3		-		8
Canadian corporate bond index fund	277		-		-		277	259		-		-		259
Canadian government bond index fund	214		-		-		214	201		-		-		201
United States debt index fund	111		-		-		111	102		-		-		102
Equity
Canadian equity securities	138		-		-		138	133		-		-		133
United States equity securities	2		-		-		2	2		-		-		2
Global equity securities	114		30		-		144	106		25		-		131
Canadian equity funds	287		-		-		287	253		-		-		253
United States equity funds	271		-		-		271	243		5		-		248
Global equity funds	167		140		-		307	161		148		-		309
Infrastructure4	-		-		184		184	-		-		182		182
Real estate4	-		-		137		137	-		-		115		115
Forward currency contracts	-		4		-		4	-		(10)		-		(10)

OPEB
Cash and cash equivalents	1		-		-		1	2		-		-		2
Fixed income securities
United States government and government agency bonds	45		-		-		45	46		-		-		46
Equity
United States equity funds	35		-		-		35	34		-		-		34
Global equity funds	34		-		-		34	34		-		-		34

1	Level 1 assets include assets with quoted prices in active markets for identical assets.
2	Level 2 assets include assets with significant observable inputs.
3	Level 3 assets include assets with significant unobservable inputs.
4	The fair values of the infrastructure and real estate investments are established through the use of valuation models.

Schedule of changes in the net fair value of plan assets classified as Level 3 in the fair value hierarchy
December 31,	2016	2015
(millions of Canadian dollars)
Balance at beginning of year	297	132
Unrealized and realized gains	22	44
Purchases and settlements, net	2	121

Balance at end of year	321	297

Schedule of plan contributions by the Company
	Pension		OPEB
Year ended December 31,	2016	2015	2016	2015
(millions of Canadian dollars)
Total contributions	102	116	9	10
Contributions expected to be paid in 2017	148		2

Schedule of benefits expected to be paid by the Company
Year ended December 31,	2017	2018	2019	2020	2021	2022-2026
(millions of Canadian dollars)
Expected future benefit payments	115	121	127	134	142	829